Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income - Summary of Earnings per Share ("EPS") (Detail) - € / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement [Line Items]
Earnings for the purposes of basic earnings per share being net profit attributable equity holders of the parent entity	€ (46.0)	€ (24.8)	€ (32.8)
Weighted average number of ordinary shares for the purposes of basic earnings per share	17.6	17.6	13.6
Basic and diluted loss per share	€ (2.6)	€ (1.4)	€ (2.4)
Number of shares issued	17.6	17.6	13.6
Issued ordinary shares at October 1
Statement [Line Items]
Number of shares issued	17.6	17.3	5.2
Effect of shares issued in March 2019
Statement [Line Items]
Number of shares issued			7.0
Effect of shares issued in September 2019
Statement [Line Items]
Number of shares issued			1.4
Effect of shares issued in October 2019
Statement [Line Items]
Number of shares issued		0.3
Effect of shares issued in September 2021
Statement [Line Items]
Number of shares issued	0.0